UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-2661

Name of Fund:  BlackRock Pacific Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Pacific Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments


BlackRock Pacific Fund, Inc.


Schedule of Investments as of September 30, 2006                                                                (in U.S. dollars)
                                                      Shares
Country           Industry                              Held   Common Stocks                                            Value
Australia - 2.3%  Capital Markets - 0.9%             185,000   Macquarie Bank Ltd.                              $       9,546,615

                  Commercial Services &              613,206   Brambles Industries Ltd.                                 5,834,479
                  Supplies - 0.6%

                  Industrial Conglomerates - 0.4%    154,200   Wesfarmers Ltd.                                          4,019,467

                  Textiles, Apparel & Luxury         409,300   Billabong International Ltd.                             4,474,709
                  Goods - 0.4%

                                                               Total Common Stocks in Australia                        23,875,270


China - 4.4%      Automobiles - 1.9%              29,792,000   Denway Motors Ltd.                                      10,781,666
                                                  22,460,000   Dongfeng Motor Group Co. Ltd. (c)                        9,108,229
                                                                                                                 ----------------
                                                                                                                       19,889,895

                  Food Products - 0.7%            10,718,300   Cofco International Ltd.                                 7,221,416

                  Insurance - 0.6%                 1,632,900   Ping An Insurance Group Co. of China Ltd.                5,867,522

                  Metals & Mining - 0.4%           5,931,600   Angang New Steel Co. Ltd.                                4,711,939

                  Oil, Gas & Consumable            5,121,500   China Shenhua Energy Co. Ltd. Class H                    8,241,986
                  Fuels - 0.8%

                                                               Total Common Stocks in China                            45,932,758


Hong Kong - 2.8%  Distributors - 0.4%              1,800,000   Li & Fung Ltd.                                           4,472,136

                  Industrial                       1,659,138   Hutchison Whampoa Ltd.                                  14,649,003
                  Conglomerates - 1.4%

                  Real Estate Management &         2,871,800   Wharf Holdings Ltd.                                      9,840,169
                  Development - 1.0%

                                                               Total Common Stocks in Hong Kong                        28,961,308


India - 6.0%      Electric Utilities - 0.5%        1,998,200   National Thermal Power Corp. Ltd.                        5,660,660

                  Metals & Mining - 0.8%             663,000   Tata Iron & Steel Co. Ltd.                               7,732,955

                  Oil, Gas & Consumable              178,600   Oil & Natural Gas Corp. Ltd.                             4,549,487
                  Fuels - 3.7%                     1,336,500   Reliance Industries Ltd.                                34,100,030
                                                                                                                 ----------------
                                                                                                                       38,649,517

                  Wireless Telecommunication       1,336,500   Reliance Communication Ventures Ltd. (c)                10,086,683
                  Services - 1.0%

                                                               Total Common Stocks in India                            62,129,815


Japan - 67.1%     Auto Components - 5.2%           1,010,100   Calsonic Kansei Corp.                                    6,356,704
                                                     634,700   Futaba Industrial Co., Ltd.                             13,708,423
                                                     479,800   Mitsuba Corp.                                            3,746,882
                                                     704,900   Toyota Industries Corp.                                 29,911,904
                                                                                                                 ----------------
                                                                                                                       53,723,913

                  Automobiles - 4.1%                 350,000   Honda Motor Co., Ltd.                                   11,768,941
                                                   1,208,000   Suzuki Motor Corp.                                      30,694,956
                                                                                                                 ----------------
                                                                                                                       42,463,897

                  Building Products - 2.4%           728,300   Asahi Glass Co., Ltd.                                    8,987,703
                                                     523,500   Daikin Industries Ltd.                                  15,518,994
                                                                                                                 ----------------
                                                                                                                       24,506,697

                  Chemicals - 6.7%                 2,588,200   Mitsubishi Rayon Co., Ltd.                              17,099,022
                                                     467,000   Shin-Etsu Chemical Co., Ltd.                            29,824,080
                                                   1,972,300   Sumitomo Chemical Co., Ltd.                             14,733,991
                                                   2,641,000   Ube Industries Ltd.                                      7,493,626
                                                                                                                 ----------------
                                                                                                                       69,150,719

                  Commercial Banks - 3.5%              1,170   Mizuho Financial Group, Inc.                             9,077,373
                                                       2,707   Resona Holdings, Inc.                                    8,116,529
                                                   1,494,100   Shinsei Bank Ltd.                                        9,111,523
                                                         982   Sumitomo Mitsui Financial Group, Inc.                   10,313,641
                                                                                                                 ----------------
                                                                                                                       36,619,066

                  Construction &                     245,000   Hitachi Plant Technologies Ltd.                          1,359,209
                  Engineering - 3.8%                 701,000   JGC Corp.                                               11,720,442
                                                   2,994,000   Okumura Corp.                                           16,457,934
                                                   2,053,400   Toda Corp.                                               9,617,839
                                                                                                                 ----------------
                                                                                                                       39,155,424

                  Electric Utilities - 1.9%          768,600   Chubu Electric Power Co., Inc.                          19,985,618

                  Electronic Equipment &             591,200   Hoya Corp.                                              22,282,980
                  Instruments - 4.5%                 344,700   Murata Manufacturing Co., Ltd.                          23,940,541
                                                                                                                 ----------------
                                                                                                                       46,223,521

                  Food & Staples                     346,200   Seven & I Holdings Co. Ltd.                             11,142,676
                  Retailing - 1.1%

                  Gas Utilities - 3.0%             6,200,000   Tokyo Gas Co., Ltd.                                     31,087,960

                  Health Care Equipment &            641,600   Terumo Corp.                                            24,345,640
                  Supplies - 2.4%

                  Household Durables - 1.6%          217,200   Rinnai Corp.                                             6,218,066
                                                     594,000   Sharp Corp.                                             10,188,032
                                                                                                                 ----------------
                                                                                                                       16,406,098

                  Insurance - 9.4%                 4,594,300   Aioi Insurance Co., Ltd.                                31,636,521
                                                       1,719   Millea Holdings, Inc.                                   29,993,139
                                                   2,536,000   Mitsui Sumitomo Insurance Co., Ltd.                     31,725,507
                                                     531,600   Nipponkoa Insurance Co., Ltd.                            4,241,453
                                                                                                                 ----------------
                                                                                                                       97,596,620

                  Machinery - 3.7%                       300   Ebara Corp.                                                  1,088
                                                   3,185,400   Kubota Corp.                                            26,170,652
                                                   1,200,000   Tadano Ltd.                                             11,048,151
                                                     150,000   Takuma Co., Ltd.                                           788,972
                                                                                                                 ----------------
                                                                                                                       38,008,863

                  Office Electronics - 1.9%          385,950   Canon, Inc.                                             20,136,806

                  Pharmaceuticals - 6.6%             838,900   Chugai Pharmaceutical Co., Ltd.                         18,047,738
                                                     266,000   Hisamitsu Pharmaceutical Co.                             7,367,298
                                                     689,000   Takeda Pharmaceutical Co., Ltd.                         43,009,613
                                                                                                                 ----------------
                                                                                                                       68,424,649

                  Semiconductors & Semiconductor     151,500   Rohm Co., Ltd.                                          14,076,610
                  Equipment - 1.4%

                  Software - 1.1%                    171,200   Fuji Soft, Inc.                                          4,466,152
                                                     225,500   Trend Micro, Inc.                                        6,608,478
                                                                                                                 ----------------
                                                                                                                       11,074,630

                  Trading Companies &              1,550,400   Mitsubishi Corp.                                        29,152,484
                  Distributors - 2.8%

                                                               Total Common Stocks in Japan                           693,281,891


Malaysia - 0.4%   Commercial Banks - 0.4%          2,551,700   Commerce Asset Holdings Bhd                              4,601,086

                                                               Total Common Stocks in Malaysia                          4,601,086


Singapore - 2.1%  Commercial Banks - 0.4%            976,800   Oversea-Chinese Banking Corp.                            4,033,056

                  Industrial                       1,857,500   Keppel Corp. Ltd.                                       17,329,173
                  Conglomerates - 1.7%

                                                               Total Common Stocks in Singapore                        21,362,229


South             Auto Components - 0.3%             286,300   Halla Climate Control                                    3,342,435
Korea - 5.0%
                  Automobiles - 0.7%                  79,700   Hyundai Motor Co.                                        6,820,602

                  Chemicals - 0.2%                   238,000   Hanwha Chemical Corp.                                    2,539,672

                  Metals & Mining - 1.8%             289,200   POSCO (a)                                               18,777,756

                  Textiles, Apparel &                265,800   Cheil Industries, Inc.                                  11,527,829
                  Luxury Goods - 1.1%

                  Wireless Telecommunication          43,000   SK Telecom Co., Ltd.                                     9,154,252
                  Services - 0.9%

                                                               Total Common Stocks in South Korea                      52,162,546


Taiwan - 1.6%     Electronic Equipment &           1,720,314   Delta Electronics, Inc.                                  4,937,830
                  Instruments - 1.6%               1,850,320   HON HAI Precision Industry Co., Ltd.                    11,264,883

                                                               Total Common Stocks in Taiwan                           16,202,713


Thailand - 0.9%   Oil, Gas & Consumable            1,589,500   PTT PCL                                                  9,134,814
                  Fuels - 0.9%

                                                               Total Common Stocks in Thailand                          9,134,814


United            Textiles, Apparel &             32,175,809   Guinness Peat Group Plc                                 50,418,143
Kingdom - 4.9%    Luxury Goods - 4.9%

                                                               Total Common Stocks in the United Kingdom               50,418,143

                                                               Total Common Stocks
                                                               (Cost - $596,873,282) - 97.5%                        1,008,062,573


                                                               Warrants (e)
Australia - 0.2%  Capital Markets - 0.2%           2,372,100   Macquarie Capital Alliance Group (expires 6/28/2007)     2,230,432

                                                               Total Warrants (Cost - $3,616,922) - 0.2%                2,230,432



                                                  Beneficial
                                                    Interest   Short-Term Securities
United States - 1.7%                         $    17,404,390   BlackRock Liquidity Series, LLC
                                                               Cash Sweep Series I, 5.18% (b)(d)                       17,404,390

                                                               Total Short-Term Securities
                                                               (Cost - $17,404,390) - 1.7%                             17,404,390

                                                               Total Investments
                                                               (Cost - $617,894,594*) - 99.4%                       1,027,697,395
                                                               Other Assets Less Liabilities - 0.6%                     5,778,506
                                                                                                                 ----------------
                                                               Net Assets - 100.0%                               $  1,033,475,901
                                                                                                                 ================


  * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                            $         663,169,181
                                              =====================
    Gross unrealized appreciation             $         372,104,403
    Gross unrealized depreciation                       (7,576,189)
                                              ---------------------
    Net unrealized appreciation               $         364,528,214
                                              =====================


(a) Depositary receipts.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                Net            Interest
    Affiliate                                 Activity          Income

    BlackRock Liquidity Series, LLC
    Cash Sweep Series I                   $    9,093,065      $   1,003,627
    BlackRock Liquidity Series, LLC
    Money Market Series                   $  (1,560,000)      $       2,022


(c) Non-income producing security.

(d) Represents the current yield as of September 30, 2006.

(e) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Forward foreign exchange contracts as of September 30, 2006 were as follows:


    Foreign Currency                       Settlement            Unrealized
    Purchased                                 Date             Depreciation

    JPY 87,269,802                        October 2006         $    (2,261)
                                                               ------------

    Total Unrealized Depreciation on Forward
    Foreign Exchange Contracts - Net
    (USD Commitment - $741,587)                                $    (2,261)
                                                               ============


  o Forward foreign exchange contracts as of September 30, 2006 were as follows:



    Foreign Currency                       Settlement            Unrealized
    Sold                                      Date             Depreciation


    HKD 11,692,794                        October 2006         $      (241)
                                                               ------------
    Total Unrealized Depreciation on Forward
    Foreign Exchange Contracts - Net
    (USD Commitment - $1,500,558)                              $      (241)
                                                               ============

  o Currency Abbreviations:

    HKD     Hong Kong Dollar
    JPY     Japanese Yen
    USD     U.S. Dollar



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Pacific Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Pacific Fund, Inc.


Date:  November 17, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Pacific Fund, Inc.


Date:  November 17, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Pacific Fund, Inc.


Date:  November 17, 2006